Income Taxes	12 Months Ended
Jan. 03, 2021
Disclosure of income tax [text block] [Abstract]
Income Taxes
16.	Income Taxes

The Group is subject to income taxes (“ISR”) in Mexico. Under the ISR Law, the rate for 2020, 2019 and 2018 was 30% and will continue as such in future periods.

Income tax recognized in profit or loss for the periods of 2020, 2019 and 2018 was comprised of the following:

	2020		2019	2018

Current tax	Ps.	576,834	229,900	158,545
Deferred tax expense (benefit)		(34,066)	2,792	(8,366)

	Ps.	542,768	232,692	150,179

Income tax expense recognized at the effective ISR rate differs from income tax expense at the statutory tax rate. Reconciliation of income tax expense recognized from statutory to effective ISR rate is as follows:

	2020		2019	2018

Profit before income tax	Ps.	881,129	704,834	449,447
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		264,339	211,450	134,834

Inflation effects, net		8,333	6,278	6,408
Non-deductible expenses		5,493	3,202	3,217
Loss on valuation of warrants		255,456	-	-
Share-based payments		8,275	-	-
Other items, net		872	11,762	5,720

	Ps.	542,768	232,692	150,179

Realization of deferred tax assets depends on the future generation of taxable income during the period in which the temporary differences will be deductible. Management considers the reversal of deferred tax liabilities and projections of future taxable income to make its assessment on the realization of deferred tax assets. Based on the results obtained in previous years and in future profit and tax projections, management has concluded that it is probable the deferred tax assets will be realized.

As of January 3, 2021 and December 31, 2019, the Group had no tax loss carryforwards.

Composition of the deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances as of January 3, 2021 and December 31, 2019 is presented below:

Temporary differences	As of January 1, 2019		Recognized in profit or loss	Recognized in OCI	As of December 31, 2019

Deferred tax assets:
Expected credit loss	Ps.	2,802	2,415	-	5,217
Accruals and provisions		26,632	(668)	(26)	25,938
Derivative financial instruments		4,989	(4,989)	-	-
Property, plant and equipment		74	4,505	-	4,579

Deferred tax liabilities:
Intangible assets		(87,740)	1,920	-	(85,820)
Derivative financial instruments		(6,192)	(3,161)	-	(9,353)
Inventories			(89)	-	(89)
Other assets and prepaid expenses		(11,192)	(2,699)	-	(13,891)

Net deferred tax liability	Ps.	(70,627)	(2,766)	(26)	(73,419)

Temporary differences	As of December 31, 2019		Recognized in profit or loss	Recognized in OCI	As of January 3, 2021

Deferred tax assets:
Expected credit loss	Ps.	5,217	(3,732)	-	1,485
Accruals and provisions		25,938	42,340	360	68,638
Derivative financial instruments		-	35,886	-	35,886
Property, plant and equipment		4,579	(4,579)	-	-

Deferred tax liabilities:
Intangible assets		(85,820)	1,920	-	(83,900)
Inventories		(9,353)	(21,687)	-	(31,040)
Derivative financial instruments		(89)	89	-	-
Property, plant and equipment		-	(10,888)	-	(10,888)
Other assets and prepaid expenses		(13,891)	(5,644)	-	(19,535)

Net deferred tax liability	Ps.	(73,419)	33,705	360	(39,354)